UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01311

The GAMCO Mathers Fund

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Mathers Fund First Quarter Report — March 31, 2012

Henry G. Van der Eb, CFA

To Our Shareholders,

The Sarbanes-Oxley Act’s corporate governance regulations require a Fund’s principal executive and financial officers to certify the entire contents of the semiannual and annual shareholder reports in a filing with the Securities and Exchange Commission (the “SEC”) on Form N-CSR. This certification covers the portfolio manager’s commentary and subjective opinions if they are attached to or a part of the financial statements.

Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it to you separately to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com.

We trust that you understand that our approach is an unintended consequence of the ever increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives from other public companies.

Sincerely yours,

Bruce N. Alpert
Executive Vice President

GAMCO Mathers Fund

Schedule of Investments — March 31, 2012 (Unaudited)

Principal Amount		Market Value
	SHORT-TERM OBLIGATIONS — 100.0%
	Repurchase Agreements — 1.1%
$ 177,754	State Street Bank & Trust Co., 0.010%, dated 03/30/12, due 04/02/12, proceeds at maturity, $177,754(a)	$177,754

	U.S. Treasury Bills — 98.9%
16,700,000	U.S. Treasury Bill 0.065%†, 04/26/12(b)	16,699,216

	TOTAL SHORT-TERM OBLIGATIONS	16,876,970

	TOTAL INVESTMENTS — 100.0% (Cost $16,876,970)	$16,876,970

	Aggregate tax cost	$16,876,970
	Gross unrealized appreciation	$—
	Gross unrealized depreciation	—
	Net unrealized appreciation/depreciation	$—

Shares
	SECURITIES SOLD SHORT — (8.1)%
	Consumer Products — (0.4)%
1,500	Harley-Davidson Inc.	$73,620

Shares		Market Value
	Exchange Traded Funds — (7.7)%
1,500	Energy Select Sector SPDR	$107,595
4,000	Financial Select Sector SPDR	63,120
1,500	iShares MSCI Brazil Index Fund	97,110
1,500	iShares MSCI Emerging Markets Index Fund	64,418
1,500	iShares Russell 2000 Index Fund	124,215
1,500	iShares S&P SmallCap 600 Index Fund	114,465
2,000	Powershares QQQ Trust Series 1	135,100
1,500	SPDR Dow Jones Industrial Average ETF Trust	197,685
1,500	SPDR S&P 500 ETF Trust	211,215
1,000	SPDR S&P MidCap 400 ETF Trust	180,670
		1,295,593
	TOTAL SECURITIES SOLD SHORT (Proceeds received $1,374,943)(c)	$1,369,213

	Aggregate proceeds.	$1,374,943
	Gross unrealized appreciation	$5,922
	Gross unrealized depreciation	(192)
	Net unrealized appreciation/depreciation	$5,730

(a)	Collateralized by $165,000 U.S. Treasury Note, due 05/15/21, market value $184,322.
(b)	At March 31, 2012, $1,500,000 of the principal amount was pledged as collateral for securities sold short.
(c)	At March 31, 2012, these proceeds are being held at Pershing LLC.
†	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

2

GAMCO Mathers Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

3

GAMCO Mathers Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Short-Term Obligations:
Repurchase Agreements	—	$ 177,754	$ 177,754
U.S. Government Obligations	—	16,699,216	16,699,216
TOTAL INVESTMENTS IN SECURITIES – ASSETS	—	$16,876,970	$16,876,970
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Securities Sold Short(a)	$(1,369,213)	—	$(1,369,213)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(1,369,213)	—	$(1,369,213)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Quantitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

4

GAMCO Mathers Fund

Notes to Schedule of Investments (Unaudited) (Continued)

There were no Level 3 investments held at March 31, 2012 or December 31, 2011.

Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The repurchase agreement the Fund held at March 31, 2012 is reflected within the Schedule of Investments.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering in to a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at March 31, 2012 are reflected within the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2011, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than begin considered all short-term as under previous law.

Capital Loss Carryforward Available through 2012	$280,466
Capital Loss Carryforward Available through 2014	1,096,894
Capital Loss Carryforward Available through 2018	151,917
Total Capital Loss Carryforwards	$1,529,277

5

Gabelli/GAMCO Funds and Your Personal Privacy.

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

—	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

—

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI/GAMCO FAMILY OF FUNDS

VALUE

Gabelli Asset Fund

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital.

(Multiclass)	Team Managed

Gabelli Dividend Growth Fund (formerly Gabelli Blue Chip Value Fund)

Seeks to invest at least 80% of its net assets in dividend paying stocks. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

GAMCO Westwood Equity Fund

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation.

(Multiclass)	Team Managed

FOCUSED VALUE

Gabelli Focus Five Fund (formerly Gabelli Woodland Small Cap Value Fund)

Seeks to invest up to 50% of its net assets in the equity securities of five companies with the remaining net assets invested in ten to twenty other companies or in short-term high grade investments or cash and cash equivalents.

(Multiclass)	Team Managed

Gabelli Value Fund

Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation.

(Multiclass)	Team Managed

SMALL CAP

Gabelli Small Cap Growth Fund

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Westwood SmallCap Equity Fund

Seeks to invest primarily in smaller capitalization equity securities – market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)

Portfolio Manager: Nicholas F. Galluccio

GROWTH

GAMCO Growth Fund

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass) Portfolio Manager: Howard F. Ward, CFA

GAMCO International Growth Fund

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification.

(Multiclass)	Portfolio Manager: Caesar Bryan

AGGRESSIVE GROWTH

GAMCO Global Growth Fund

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

MICRO-CAP

GAMCO Westwood Mighty MitesSM Fund

Seeks to invest in micro-cap companies that have market capitalizations of $500 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)

Team Managed

EQUITY INCOME

Gabelli Equity Income Fund

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly distributions and seeks a high level of total return with an emphasis on income. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Westwood Balanced Fund

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)

Team Managed

GAMCO Westwood Income Fund

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

SPECIALTY EQUITY

GAMCO Vertumnus Fund

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Global Opportunity Fund

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli SRI Green Fund

Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages, organic living, and urbanization). The Fund’s primary objective is capital appreciation.

(Multiclass)	Team Managed

SECTOR

GAMCO Global Telecommunications Fund

Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)Team Managed

Gabelli Gold Fund (formerly GAMCO Gold Fund)

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)

Portfolio Manager: Caesar Bryan

Gabelli Utilities Fund

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

MERGER AND ARBITRAGE

Gabelli ABC Fund

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Mario J. Gabelli, CFA

Gabelli Enterprise Mergers and Acquisitions Fund

Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

CONTRARIAN

GAMCO Mathers Fund

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Henry Van der Eb, CFA

Comstock Capital Value Fund

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)

Portfolio Managers: Charles L. Minter

Martin Weiner, CFA

FIXED INCOME

GAMCO Westwood Intermediate Bond Fund

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)

Portfolio Manager: Mark R. Freeman, CFA

CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)

Co-Portfolio Managers: Judith A. Raneri

Ronald S. Eaker

An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing. The prospectus contains more information about these and other matters and should be read carefully before investing. Distributed by G.distributors, LLC, One Corporate Center, Rye, NY 10580.

GAMCO Mathers Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Trustees
Mario J. Gabelli, CFA	Anthony R. Pustorino
Chairman and Chief	Certified Public Accountant,
Executive Officer,	Professor Emeritus,
GAMCO Investors, Inc.	Pace University
M. Bruce Adelberg	Werner J. Roeder, MD
Consultant,	Medical Director,
MBA Research Group	Lawrence Hospital
E. Val Cerutti	Henry G. Van der Eb, CFA
Chief Executive Officer,	President and Chief
Cerutti Consultants, Inc.	Executive Officer,
GAMCO Mathers Fund
Anthony S. Colavita	Anthonie C. van Ekris
Attorney,	Chairman,
Anthony S. Colavita, P.C.	BALMAC International, Inc.
Vincent D. Enright
Former Senior Vice
President,
and Chief Financial Officer,
KeySpan Corp.

Officers and Portfolio Manager

Henry G. Van der Eb, CFA	Anne E. Morrissy, CFA
President, and	Executive Vice President
Portfolio Manager
Bruce N. Alpert	Heidi M. Koontz
President, Secretary, and	Vice President
Acting Chief
Compliance Officer
Agnes Mullady	Edith L. Cook
Treasurer	Vice President

Custodian, Transfer Agent, and Dividend Disbursing Agent

State Street Bank and Trust Company

Distributor

G.distributors, LLC

Legal Counsel

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The GAMCO Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1726Q112QR

GAMCO

GAMCO

Mathers

Fund

FIRST QUARTER REPORT

MARCH 31, 2012

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The GAMCO Mathers Fund

By (Signature and Title)*	/s/ Henry G. Van der Eb
Henry G. Van der Eb, Chief Executive Officer

Date 5/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Henry G. Van der Eb
Henry G. Van der Eb, Chief Executive Officer

Date 5/30/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/30/12

*	Print the name and title of each signing officer under his or her signature.